Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 878,944	$ 1,015,452
Less: allowance for expected credit loss	(38,202)	(10,676)
Total accounts receivable, net	$ 840,742	$ 1,004,776